Earnings / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Loss Per Share
Schedule of Earnings / (loss) per share

	2021	2020
Basic earnings/ (loss) per ordinary share	1.80	(68.53)
Diluted earnings/ (loss) per ordinary share	1.79	(68.53)
Number of ordinary shares used for loss per share (weighted average)
Basic	13,110,158	2,672,200
Diluted	13,198,054	2,672,200